Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Derivative financial instruments
16.	Derivative financial instruments

The Company has borrowings denominated in US dollars and debt securities at variable interest rates in pesos, which in case of an increase in interest rates, would reduce the Company’s cash flows. Through the contracting of the caps with HSBC and Scotiabank, in some of these borrowings, the Company seeks to limit the risk of interest rate increases. In 2016, the Company contracted hedges with an interest rate floor and two interest rate collars, such that if the relevant rate surpasses the level established (strike) in the contract, the cap generates positive cash flows to the Company, which offsets the negative effects of the increase in the interest rates from the underlying loans. The Company’s derivative financial instruments are negotiated in the over-the-counter (OTC) market, through national and international counter parties.

The issuance of the GAP 15 debt securities in February 2015 for Ps. 1,100,000 and the second tranche of the same GAP 15 debt securities in January 2016 for Ps. 1,1000,0001 generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years. This credit has a hedge of the interest rate described in the table below.

During January and February 2016, the Company entered into unsecured credit agreement with Scotiabank and BBVA for USD$95.5 million with each institution, for a total of USD$191.0 million. The loans generate interest at one month LIBOR plus 99 and 105 basis points, respectively, with monthly interest payments, for a term of 5 years. With these loans the Company pre-paid bridge loans used to finance DCA’s acquisition in April, 2015. For this credit an interest rate hedge was contracted.

On May 2, 2017, the Company contracted an interest rate swap with HSBC in order to cover the risk of increased interest rate related to the issuance of the GAP 17 debt securities hedge on April 6, 2017, which was placed at a variable interest rate.

These financial instruments were not entered into for speculative purposes, but neither were formally designated and therefore did not qualify as hedging instruments for accounting purposes and as a result changes in their fair value are recognized in profit or loss within finance cost. The main characteristics and the fair value of these derivatives at December 31, 2016 and 2017 are as follows:

	Notional amount (millions)		Coverage start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value December31, 2016
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	18,111
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		18,417
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		35,926
Total									Ps.	72,454

	Notional amount (millions)		Coverage start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value December31, 2017
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	16,442
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		16,753
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		37,577
HSBC	Ps.	1,500.0	Mayo 2017	7.21%	—	—	—	March 2022		36,043
Total									Ps.	106,815

For the year ended December 31, 2017 a gain of Ps. 34,361 was recognized within finance cost as income of the period, due to the value of the premium paid; no amounts have been recognized through other comprehensive income during the year ended December 31, 2017, for the effect of the intrinsic value of these hedges.

On March 4, 2016 the Company entered into a bank loans hedge. Because the current one month LIBOR rates are below the first cap, which is 1.75%, the hedging instrument has not been used. As mentioned in the Risk Note, according to the projections of the interest curves, it is not expected that these will exceed the second cap of 2.75%.

On April 1, 2016 the Company entered into a debt securities hedge with variable interest rates. In 2016 and 2017, the Company used the hedge because the TIIE 28 rate surpassed the first cap of 5.75%. At December 31, 2016 and 2017, the Company recognized Ps. 607 and Ps. 19,607, respectively, for the application of the coverage in the comprehensive income.

On May 4, 2017, the Company entered into hedge of the variable interest rate generated by the debt certificates issued in April 2017; these debt securities certificates were issued at a 28-day TIIE variable rate plus 49 base points, for which a swap was contracted to fix the rate at 7.21%. As of December 31, 2017, an amount of Ps. 715 was recognized in favor of the Company for the application of the hedge because the fixed rate agreed in the swap was lower than the TIIE.